Other Receivables and Prepaid Expenses (Details) - Schedule of other receivables and prepaid expenses - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Schedule Of Other Receivables And Prepaid Expenses Abstract
Deposits	[1]	$ 588	$ 281
AII grants receivable		120	83
Prepaid expenses		1,188	119
Governmental institutions		116	25
Income to receive from hotel service providers		496
Other		7	7
Total		$ 2,515	$ 515

[1]	As part of the Company’s agreement with certain hotel service providers, the Company provided a cash deposit to the hotel service provider as a guarantee for its transactions with the travelers.